Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue		€ 3,115	€ 3,540	€ 10,012
Cost of Sales			(515)	(1,542)
Gross Profit		3,115	3,025	8,471
Research & Development expenses		(23,577)	(22,908)	(27,675)
General & Administrative expenses		(10,387)	(9,310)	(9,744)
Other Income and expenses		(7,321)	2,590	3,340
Recurring operating profit (Loss)-REBIT		(38,170)
Non-recurring operating (expenses)/income			(26,273)
Operating Loss		(38,170)	(52,876)	(25,609)
Net Financial Charges		743	(3,518)	1,997
Loss before taxes		(37,427)	(56,396)	(23,612)
Income Taxes		0	1	6
Profit (Loss) for the year	[1]	(37,427)	(56,395)	(23,606)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue		2,399	35	84
Cost of Sales				(53)
Gross Profit		2,399	35	31
Research & Development expenses		(375)	(2,881)	(12,704)
Other Income and expenses		(686)	1,070	1,540
Recurring operating profit (Loss)-REBIT		1,338
Non-recurring operating (expenses)/income			(1,932)
Operating Loss		1,338	(3,708)	(11,133)
Loss before taxes		1,338	(3,708)	(11,133)
Profit (Loss) for the year		1,338	(3,708)	(11,133)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue		716	3,505	9,929
Cost of Sales			(515)	(1,489)
Gross Profit		716	2,990	8,440
Research & Development expenses		(23,202)	(20,027)	(14,971)
Other Income and expenses		(6,765)	151	1,800
Recurring operating profit (Loss)-REBIT		(29,251)
Operating Loss		(29,251)	(16,886)	(4,731)
Loss before taxes		(29,251)	(16,886)	(4,731)
Profit (Loss) for the year		(29,251)	(16,886)	(4,731)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses		(10,387)	(9,310)	(9,744)
Other Income and expenses		130	1,370
Recurring operating profit (Loss)-REBIT		(10,257)
Non-recurring operating (expenses)/income			(24,341)
Operating Loss		(10,257)	(32,281)	(9,744)
Net Financial Charges		743	(3,518)	1,997
Loss before taxes		(9,515)	(35,799)	(7,747)
Income Taxes			1	6
Profit (Loss) for the year		€ (9,515)	€ (35,798)	€ (7,742)

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.